Putnam
International
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

During the first half of Putnam International Growth Fund's semiannual period, the stocks in which the fund invests remained under siege in response to spreading global economic slowing. Recognizing that they had been unduly pessimistic, investors eventually began reentering the market. Their enthusiasm, however, was not sufficient to offset the period's earlier losses.

Your fund's management team has responded to these developments by realigning the fund's positions, adding stocks they considered unduly undervalued and, more importantly in our view, by continuing to adhere strictly to the fund's stated investment style. Both of these moves should allow the fund to take advantage of the global economic recovery that is widely expected to develop in the year ahead.

As you will note in this report, we are now listing the team responsible for the fund's operation instead of naming individual fund managers. The change will not affect the way your fund is managed. Rather, it reflects Putnam's belief that mutual funds are more effectively overseen by teams rather than individuals.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
February 13, 2002

REPORT FROM FUND MANAGEMENT

The fund is managed by the Putnam International Core Team

In the past six months, international markets followed a v-shaped course, declining for three months before recovering much of those losses in the final three months. As the first half of Putnam International Growth Fund's fiscal year began on July 1, 2001, pessimism increased in international economies as the U.S. economy slipped into recession. Equity prices declined during the summer, then plunged when terrorists struck the United States on September 11. The shock of this event brought markets to a historic low point. However, the low prices of equities reflected an unduly pessimistic outlook for international economies. We recognized this at the time and increased the fund's exposure to undervalued cyclical and telecommunications stocks that participated in the subsequent international market rally of the fourth quarter.

For the period as a whole, the fund recorded a loss. However, it did make substantial progress working its way back from the September lows. Furthermore, although in calendar year 2001 international markets recorded their second consecutive year of negative results, your fund's performance over the year was slightly ahead of the Lipper average for international funds at net asset value.*

Total return for 6 months ended 12/31/01

      Class A           Class B            Class C          Class M
    NAV     POP       NAV    CDSC        NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -6.69%  -12.07%    -7.05% -11.69%     -7.04% -7.97%    -6.99%  -10.23
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 8.

*See page 8 for Lipper performance details.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom        21.5%

France                14.8%

Japan                 13.3%

Germany                7.0%

Netherlands            5.6%

Footnote reads:
*Based on net assets as of 12/31/01. Holdings will vary over time.


* CONDITIONS ENCOURAGED MORE AGGRESSIVE POSITIONING

As the fiscal period opened in July, the portfolio was positioned defensively because international economies were exhibiting the same sluggishness that had come to characterize the United States economy. Although Europe was able to generate consumer demand, the slump in international trade and the burden of high interest rates choked off growth. Japan was sinking into yet another recession, and although the new Prime Minister, Junichiro Koizumi, had inspired optimism by forming a reform- oriented government in the spring, we were among the skeptics who wanted to see evidence of reform before increasing the fund's Japanese exposure.

Our standard strategy of targeting undervalued stocks of large companies achieving growth gives us flexibility to handle both positive and negative market conditions. With profit growth scarce last summer, we favored undervalued stocks of companies with strong cash flows. The fund was overweighted in the energy, pharmaceutical, and consumer staples sectors. Our one exception to this positioning was a relatively large position in media stocks. Although these stocks had attractive cash flows, their performance tends to be more sensitive to the economic cycle. As a result their performance was disappointing as economies slowed during the summer, but we held on to the stocks and performance improved late in the year.

In the course of the summer, we modified the portfolio primarily by adding exposure to telecommunications. The fund had been underweighted in this sector because we believed many European companies had spent too much to roll out third-generation wireless services. However, by early 2001 the sector had become so cheap that we saw little downside risk in increasing the fund's exposure. During the semiannual period, the fund benefited from positions we built in Telecom Italia, Telefonica of Spain, and Portugal Telecom, companies that operated with little price competition in their home markets. We later took profits on a portion of our holdings in Telecom Italia and Portugal Telecom. Although these holdings, as well as others mentioned in this report, were viewed favorably by fund management at the end of the reporting period, all holdings are subject to review according to the fund's investment strategy and may change.

In late September and October, we took more aggressive steps. In the wake of the September 11 tragedies, even international stocks became priced for a significant and sustained recession, which we did not consider likely. We added exposure to wireless telecommunications, technology, media, and some cyclical stocks. Fund performance soon benefited from these moves. Stock prices began to improve in October and surged in November. In Europe, optimism mounted as the European Central Bank moved more quickly than expected to lower interest rates. In Japan, cyclical stocks benefited from an improving outlook for exports to the United States.

* NEWER HOLDINGS CONTRIBUTED GAINS

One of our top-performing stocks of the past six months was Samsung Electronics of South Korea. Samsung is a large conglomerate that makes everything from semiconductor chips for computers and wireless telephones to a host of household consumer electronics. The stock was, in our opinion, unreasonably undervalued. While semiconductor prices were weak, Samsung's stock valuation had fallen far below that of its competitors, companies like Micron Technology in the United States and Infineon in Germany, although Samsung has a substantial cost advantage over these rivals. The fund's position in Samsung appreciated strongly when semiconductor prices firmed toward the end of 2001. The stock is still undervalued and remains one of the portfolio's largest holdings.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

TotalFinaElf SA Class B
France
Energy

Vodafone Group PLC
United Kingdom
Communication services

AstraZeneca PLC
United Kingdom
Pharmaceuticals

Samsung Electronics Co., Ltd.
South Korea
Electronics

Shell Transport & Trading Co. PLC
United Kingdom
Energy

ING Groep NV
Netherlands
Insurance

Sanofi-Synthelabo SA
France
Pharmaceuticals

GlaxoSmithKline PLC
United Kingdom
Pharmaceuticals

NTT DoCoMo, Inc.
Japan
Communication services

Allianz AG
Germany
Insurance

Footnote reads:
These holdings represent 32.7% of the fund's net assets as of 12/31/01. Portfolio holdings will vary over time.


In September and October we added exposure to different areas of the telecommunications sector because they were severely undervalued. We added substantially to our position in Ericsson of Sweden, for example, which had been deeply out of favor despite its tremendous franchise in producing equipment for wireless infrastructure such as switching stations. Construction of this infrastructure has been delayed by the economic slowdown, but not abandoned. We believe Ericsson is positioned to profit.

We also added to the fund's position in Vodafone of the United Kingdom, the leading wireless operator in Europe. We believe they will prosper as European consumers move up to third-generation wireless services. These stocks performed quite well during the market rally late in the year. However, another of our telecom stocks has underperformed recently. NTT DoCoMo, the leading wireless company in Japan, was disappointing in part because the market worried that the Japanese government, a major shareholder in the company, might sell its stake.

Cyclical stocks generally performed well during the period. CRH of Ireland and Rio Tinto PLC of the United Kingdom are two basic materials stocks that have low cost structures and should see improving demand as economies recover. Also, among the few Japanese companies we favored were exporting companies with global marketing savvy. In the auto industry, the fund increased its positions in Toyota and Honda. The stocks declined, but we still like the companies because their car sales have been strong while the weakening yen has made their prices more attractive. In the computer game industry the fund owned Nintendo.

* MARKET WEIGHTINGS REMAINED STABLE

We modified the fund's sector exposures more than its country exposures during the past six months. We continue to underweight Japan. The Koizumi government has made little progress on reform and the banking sector remains anemic. Corporations are restructuring, but at a trickle rather than a torrent. We have increased our weighting in the emerging markets of Asia. In addition to Samsung, we added to Infosys, a technology company in India, and to UMC, a semiconductor company in Taiwan.

Morningstar gave Putnam International Growth Fund's class A shares a 5-star Overall Morningstar Rating as of December 31, 2001, among 1,349 international equity funds.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating metrics. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Past performance does not indicate future results. Putnam International Growth Fund's class A shares received 4, 5, and 5 stars for the 3-, 5-, and 10-year periods among the 1,349, 897, and 166 international funds rated, respectively. It is possible for a 5-star fund to exhibit low or negative performance within a given period.


Market weights in Europe and Canada have been steady. While the well-publicized introduction of the euro currency notes and coins on January 1, 2002 actually had no impact on our investment decisions, we recognize that long-term structural changes have made Europe more homogeneous for investors, with a few exceptions. The national telecommunication companies in southern Europe, for example, are more attractive than their counterparts in northern Europe. In the banking sector, we have favored Scandinavian and French banks because they are cheaper and more profitable than German and Swiss banks.

* FUND LESS DEFENSIVE, BUT CAUTIOUS

As we begin the second half of the fund's fiscal year, the fund's positions are no longer heavily defensive but our optimism for the global economy remains tempered. We are confident that stock valuations in September were unnecessarily pessimistic, but the ensuing rally was abrupt and expressed optimism rather than fundamental improvement. Europe's economy is still stagnant and Japan is weak. We do not anticipate a quick and easy surge in corporate profits. A return to growth in the United States will help all regions, especially Asia. Reflecting our general caution, the fund's technology exposure is still a bit underweight. We favor communication services, media, and some cyclicals, but still have significant holdings in pharmaceuticals, energy, and financials. We anticipate stocks should enjoy better conditions than in the past couple of years, but a return to robust profits is unlikely in the near term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation through investments primarily through equity securities of issuers outside the United States.

TOTAL RETURN FOR PERIODS ENDED 12/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (2/28/91)       (6/1/94)        (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -6.69% -12.07%  -7.05% -11.69%  -7.04%  -7.97%  -6.99% -10.23%
------------------------------------------------------------------------------
1 year          -19.76  -24.38  -20.35  -24.33  -20.37  -21.16  -20.19  -22.98
------------------------------------------------------------------------------
5 years          64.37   54.88   58.35   56.35   58.34   58.34   60.27   54.69
Annual average   10.45    9.14    9.63    9.35    9.63    9.63    9.89    9.12
------------------------------------------------------------------------------
10 years        201.90  184.66  179.30  179.30  180.04  180.04  186.95  177.00
Annual average   11.68   11.03   10.82   10.82   10.85   10.85   11.12   10.73
------------------------------------------------------------------------------
Annual average
(life of fund)   11.03   10.42   10.15   10.15   10.20   10.20   10.45   10.09
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/01

                                    MSCI EAFE             Consumer
                                      Index              price index
------------------------------------------------------------------------------
6 months                             -8.00%                -0.34%
------------------------------------------------------------------------------
1 year                              -21.44                  1.60
------------------------------------------------------------------------------
5 years                               4.55                 11.44
Annual average                        0.89                  2.19
------------------------------------------------------------------------------
10 years                             54.72                 28.57
Annual average                        4.46                  2.54
------------------------------------------------------------------------------
Annual average
(life of fund)                        3.92                  2.56
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, the fund was offered with limited expenses, without which returns would have been lower.

Lipper performance: The Lipper international fund category average was -21.71%, 11.70%, and 86.19% for the 1-, 5-, and 10-year periods ended
12/31/01, respectively. Lipper Inc. determines fund category averages without sales charges based on an investment style or objective.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/01

                      Class A         Class B        Class C        Class M
------------------------------------------------------------------------------
Distributions*          --              --             --             --
------------------------------------------------------------------------------
Share value:        NAV     POP         NAV           NAV         NAV     POP
------------------------------------------------------------------------------
6/30/01           $21.24  $22.54      $20.72        $21.03      $21.04  $21.80
------------------------------------------------------------------------------
12/31/01           19.82   21.03       19.26         19.55       19.57   20.28
------------------------------------------------------------------------------
*The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International EAFE Index (MSCI EAFE) is an unmanaged index of international stocks from Europe, Australasia, and the Far East. Indexes assume reinvestment of all distributions and interest payments and do not take account for fees. Securities and performance of a fund and index will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
December 31, 2001 (Unaudited)

COMMON STOCKS (97.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (2.2%)
-------------------------------------------------------------------------------------------------------------------
         11,563,205 BHP Billiton, Ltd.                                                              $    62,139,507
          4,684,545 News Corp., Ltd. (The) ADR                                                          149,015,376
          2,036,951 Rio Tinto, Ltd.                                                                      38,787,684
                                                                                                     --------------
                                                                                                        249,942,567

Belgium (0.6%)
-------------------------------------------------------------------------------------------------------------------
          5,074,786 Dexia                                                                                73,184,707

Brazil (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,666,500 Companhia de Bebidas das Americas
                    (AmBev) ADR                                                                          33,813,285
          2,160,564 Petroleo Brasileiro SA ADR                                                           50,341,141
          1,121,080 Unibanco-Uniao de Bancos Brasileiros
                    SA GDR                                                                               25,000,084
                                                                                                      -------------
                                                                                                        109,154,510

Canada (2.2%)
-------------------------------------------------------------------------------------------------------------------
            234,492 Alcan Aluminum, Ltd.                                                                  8,396,753
          1,186,835 Royal Bank of Canada                                                                 38,542,392
          3,954,301 Sun Life Financial Services of Canada, Inc.                                          84,115,613
          1,974,721 Suncor Energy, Inc.                                                                  64,834,198
          2,189,113 Toronto-Dominion Bank                                                                56,346,342
                                                                                                      -------------
                                                                                                        252,235,298

Denmark (1.0%)
-------------------------------------------------------------------------------------------------------------------
          5,209,742 Danske Bank A/S                                                                      83,625,471
            996,481 TDC A/S                                                                              35,511,871
                                                                                                      -------------
                                                                                                        119,137,342

Finland (1.0%)
-------------------------------------------------------------------------------------------------------------------
          5,560,974 Stora Enso OYJ Class R                                                               71,186,451
            882,764 TietoEnator OYJ                                                                      23,378,636
            609,400 TietoEnator OYJ 144A                                                                 16,139,014
                                                                                                      -------------
                                                                                                        110,704,101

France (14.8%)
-------------------------------------------------------------------------------------------------------------------
          1,567,988 Accor SA                                                                             56,991,450
            979,829 Aventis SA                                                                           69,561,441
          1,239,497 BNP Paribas SA                                                                      110,891,723
          3,554,228 Bouygues SA                                                                         116,434,235
            804,715 Groupe Danone                                                                        98,140,949
          4,385,339 Havas Advertising SA                                                                 31,738,128
          1,067,560 Lafarge Coppee                                                                       99,690,867
          3,500,610 Orange SA (NON)                                                                      31,723,354
          1,246,951 Publicis SA                                                                          33,023,564
          4,824,606 Sanofi-Synthelabo SA                                                                359,909,625
          2,031,126 Societe Generale                                                                    113,639,611
          2,270,294 Societe Television Francaise I                                                       57,376,636
          3,561,003 TotalFinaElf SA Class B                                                             508,468,781
                                                                                                      -------------
                                                                                                      1,687,590,364

Germany (7.0%)
-------------------------------------------------------------------------------------------------------------------
          1,123,440 Allianz AG                                                                          265,522,909
          1,562,400 BASF AG                                                                              58,207,009
          3,918,130 Bayerische Motoren Werke (BMW) AG                                                   137,947,209
          2,492,907 Deutsche Post AG                                                                     34,397,380
            798,400 Deutsche Post AG 144A                                                                11,016,403
          1,503,816 Metro AG                                                                             52,878,532
            846,454 Muenchener Rueckversicherungs-Gesellschaft AG                                       229,821,572
             30,600 Muenchener Rueckversicherungs-Gesellschaft
                    AG 144A                                                                               8,308,237
          1,183,915 ProSiebenSat.1 Media AG                                                               5,849,262
                                                                                                      -------------
                                                                                                        803,948,513

Hong Kong (2.4%)
-------------------------------------------------------------------------------------------------------------------
         15,899,000 Cheung Kong Holdings, Ltd.                                                          165,153,699
          5,118,900 China Mobile, Ltd. (NON)                                                             18,019,904
          2,284,300 Hang Seng Bank, Ltd.                                                                 25,120,064
         16,223,600 Hong Kong and China Gas Co., Ltd.                                                    19,869,369
         13,338,000 Hong Kong Electric Holdings, Ltd.                                                    49,604,627
                                                                                                      -------------
                                                                                                        277,767,663

India (0.1%)
-------------------------------------------------------------------------------------------------------------------
            135,100 Infosys Technologies, Ltd.                                                           11,425,023

Ireland (3.0%)
-------------------------------------------------------------------------------------------------------------------
          5,103,365 Allied Irish Banks PLC                                                               59,059,202
          9,247,664 CRH PLC                                                                             163,245,924
          2,286,230 Elan Corp. PLC (NON)                                                                105,830,501
            264,300 Elan Corp. PLC ADR (NON)                                                             11,909,358
                                                                                                      -------------
                                                                                                        340,044,985

Italy (2.1%)
-------------------------------------------------------------------------------------------------------------------
          7,941,738 Sanpaolo IMI SpA                                                                     85,190,309
         15,529,665 Telecom Italia Mobile SpA                                                            86,679,664
         12,688,800 Telecom Italia SpA                                                                   67,773,419
                                                                                                      -------------
                                                                                                        239,643,392

Japan (13.3%)
-------------------------------------------------------------------------------------------------------------------
            370,000 Acom Co., Ltd.                                                                       26,966,078
            312,200 Acom Co., Ltd. 144A                                                                  22,753,539
            309,050 Aiful Corp.                                                                          20,000,336
            725,200 Asatsu-DK, Inc.                                                                      14,168,062
          2,636,000 Canon, Inc.                                                                          90,726,600
            302,600 Fast Retailing Co., Ltd.                                                             26,926,516
          1,167,000 Fuji Photo Film Co., Ltd.                                                            41,680,162
              5,720 Fuji Television Network, Inc.                                                        23,092,151
          3,284,300 Honda Motor Co., Ltd.                                                               131,086,267
                653 Japan Telecom Co., Ltd.                                                               1,958,477
            170,000 KAO Corp.                                                                             3,535,315
          3,940,000 Matsushita Electric Works, Ltd.                                                      32,443,698
            526,000 NEC Corp.                                                                             5,366,978
         21,234,000 Nikko Securities Co., Ltd.                                                           94,798,260
            446,300 Nintendo Co., Ltd.                                                                   78,166,787
              9,042 Nippon Telegraph and Telephone Corp. (NTT)                                           29,464,906
            208,010 Nippon Television Network Corp.                                                      44,305,408
             23,842 NTT DoCoMo, Inc.                                                                    280,205,136
              4,034 NTT DoCoMo, Inc. 144A                                                                47,409,929
            561,500 Orix Corp.                                                                           50,307,246
             13,000 Orix Corp. 144A                                                                       1,164,727
            475,000 Rohm Co., Ltd.                                                                       61,661,007
          2,239,000 Sankyo Co., Ltd.                                                                     38,360,400
          1,990,000 Shionogi & Co., Ltd.                                                                 34,018,392
            521,000 Shiseido Co., Ltd.                                                                    4,814,981
          1,769,200 Sony Corp.                                                                           80,875,400
         10,487,000 Tokyo Gas Co., Ltd.                                                                  28,091,250
          8,082,300 Toyota Motor Corp.                                                                  204,779,151
                                                                                                      -------------
                                                                                                      1,519,127,159

Mexico (1.4%)
-------------------------------------------------------------------------------------------------------------------
         26,348,702 Grupo Financiero Bancomer SA de CV (NON)                                             24,016,119
          1,205,789 Grupo Televisa SA ADR (NON)                                                          52,065,969
          2,367,286 Telefonos de Mexico SA de CV (Telmex)
                    ADR Ser. L                                                                           82,902,356
                                                                                                      -------------
                                                                                                        158,984,444

Netherlands (5.6%)
-------------------------------------------------------------------------------------------------------------------
            693,186 ABN AMRO Holdings NV                                                                 11,162,872
          2,235,883 Akzo-Nobel NV                                                                        99,817,710
            978,570 Gucci Group NV                                                                       83,080,593
         14,584,201 ING Groep NV                                                                        371,828,988
            253,280 Koninklijke (Royal) Philips Electronics NV                                            7,526,184
          1,419,100 TNT Post Group NV                                                                    30,697,773
          1,116,969 VNU NV                                                                               34,314,183
                                                                                                      -------------
                                                                                                        638,428,303

New Zealand (--%)
-------------------------------------------------------------------------------------------------------------------
          1,975,667 Telecom Corp. of New Zealand, Ltd.                                                    4,112,351

Portugal (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,749,026 Portugal Telecom SGPS SA (NON)                                                       21,412,851

Singapore (1.0%)
-------------------------------------------------------------------------------------------------------------------
          4,677,648 DBS Group Holdings, Ltd.                                                             34,968,333
          5,784,185 Overseas-Chinese Banking Corp.                                                       34,466,975
            394,000 Singapore Airlines, Ltd.                                                              2,347,779
          3,298,000 Singapore Press Holdings, Ltd.                                                       38,947,129
            146,000 United Overseas Bank, Ltd.                                                            1,004,442
            636,000 Venture Manufacturing, Ltd.                                                           4,582,232
                                                                                                      -------------
                                                                                                        116,316,890

South Korea (5.6%)
-------------------------------------------------------------------------------------------------------------------
          3,693,750 Korea Electric Power Corp.                                                           61,028,152
          4,233,488 Korea Telecom Corp. ADR                                                              86,066,811
            998,300 Korea Tobacco & Ginseng Corp. 144A GDR (NON)                                          7,736,825
             36,320 Pohang Iron & Steel Company, Ltd.                                                     3,373,717
          1,605,982 Pohang Iron & Steel Company, Ltd. ADR                                                36,937,586
          1,897,359 Samsung Electronics Co., Ltd.                                                       403,047,937
             39,360 SK Telecom Co., Ltd.                                                                  8,031,430
          1,275,400 SK Telecom Co., Ltd. ADR                                                             27,574,148
                                                                                                      -------------
                                                                                                        633,796,606

Spain (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,047,864 Altadis SA                                                                           17,816,643
            823,903 Banco Popular Espanol                                                                27,049,210
          6,660,063 Telefonica SA (NON)                                                                  89,109,685
                                                                                                      -------------
                                                                                                        133,975,538

Sweden (4.0%)
-------------------------------------------------------------------------------------------------------------------
         13,906,228 Investor AB Class B                                                                 151,859,601
          8,344,750 Nordea AB                                                                            44,170,645
          2,621,257 Sandvik AB                                                                           56,124,615
            631,260 Securitas AB Class B                                                                 11,980,881
          3,341,658 Svenska Handelsbanken AB Class A                                                     49,080,632
         26,333,401 Telefonaktiebolaget LM Ericsson AB Class B                                          143,155,893
                                                                                                      -------------
                                                                                                        456,372,267

Switzerland (5.5%)
-------------------------------------------------------------------------------------------------------------------
          1,069,120 Ciba Specialty Chemicals AG                                                          66,852,218
          4,278,000 Cie Finance Richemont AG                                                             79,542,128
            188,360 Julius Baer Holdings, Ltd. AG Class B                                                63,573,770
            793,602 Nestle SA                                                                           169,319,617
          3,540,372 Novartis AG                                                                         128,026,953
            948,570 Swatch Group AG (The)                                                                18,809,036
            424,250 Swatch Group AG (The) Class B                                                        38,162,556
            281,700 Swiss Reinsurance Co. 144A                                                           28,353,363
             32,687 Synthes-Stratec, Inc.                                                                22,773,730
            176,340 UBS AG                                                                                8,906,275
                                                                                                      -------------
                                                                                                        624,319,646

Taiwan (0.4%)
-------------------------------------------------------------------------------------------------------------------
         31,568,000 United Microelectronics Corp. (NON)                                                  46,025,386

United Kingdom (21.5%)
-------------------------------------------------------------------------------------------------------------------
          3,021,000 Abbey National PLC                                                                   43,082,360
          9,725,060 AstraZeneca PLC                                                                     438,426,089
          7,921,119 BAE Systems PLC                                                                      35,675,484
          8,989,833 BHP Billiton PLC                                                                     45,656,197
          5,515,994 BOC Group PLC                                                                        85,084,869
          6,429,000 Cadbury Schweppes PLC                                                                40,977,006
         10,946,785 Compass Group PLC                                                                    82,038,272
          2,694,600 Diageo PLC                                                                           30,781,278
         11,181,827 GlaxoSmithKline PLC                                                                 280,363,022
          4,330,863 Hays PLC                                                                             13,108,725
          3,066,741 HSBC Holdings PLC                                                                    35,969,535
            911,000 Kingfisher Leisure PLC                                                                5,316,006
          8,418,495 Misys PLC                                                                            39,814,430
          1,689,886 Rio Tinto PLC                                                                        32,362,047
         15,674,713 Scottish Power PLC                                                                   86,677,401
         56,003,233 Shell Transport & Trading Co. PLC                                                   384,660,670
          4,042,239 Smiths Group PLC                                                                     39,822,942
          2,557,700 South African Breweries, Ltd. 144A                                                   17,418,796
         26,749,618 Tesco PLC                                                                            96,925,850
          5,366,574 United Business Media PLC                                                            37,485,305
        169,639,826 Vodafone Group PLC                                                                  443,730,625
         12,854,235 WPP Group PLC                                                                       142,161,669
                                                                                                    ---------------
                                                                                                      2,457,538,578
                                                                                                    ---------------
                    Total Common Stocks (cost $11,261,560,329)                                      $11,085,188,484

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            162,400 Infosys Technologies, Ltd. 144A Structured
                    Call Warrants (Issued by UBS AG)
                    7/16/02 (India)                                                                 $    13,758,992
             77,500 Korea Telecom Corp. Warrants (Issued by
                    Merrill Lynch International & Co., C.V.),
                    1/31/02 (South Korea)                                                                 2,947,407
             49,100 Nippon Television Network Corp. Structured
                    Call Warrants (Issued by Lehman Brothers
                    Finance S.A.), 8/6/02 (Japan)                                                        10,512,462
                                                                                                    ---------------
                    Total Units (cost $29,332,842)                                                  $    27,218,861

WARRANTS (--%) (a) (NON) (cost $0)                                                        EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
            116,703 Publicis SA                                                           3/7/02    $       379,195

SHORT-TERM INVESTMENTS (4.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        50,000,000 Falcon Asset Secur. Corp. effective yield of 1.82%,
                    March 15, 2002                                                                  $    49,815,450
         25,000,000 Federal National Mortgage Association effective
                    yield of 1.755%, March 28, 2002                                                      24,896,094
         25,000,000 General Electric Capital Corp. effective yield
                    of 1.80%, March 25, 2002                                                             24,896,450
         50,000,000 Park Avenue Receivables effective yield of 2.15%,
                    January 8, 2002                                                                      49,979,097
         42,500,000 Preferred Receivables effective yield of 1.79%,
                    January 29, 2002                                                                     42,438,847
         25,000,000 Sheffield Receivables Corp. effective yield of
                    1.85%, January 22, 2002                                                              24,972,292
         50,000,000 Morgan Stanley Dean Witter & Co effective yield
                    of 1.83%, February 15, 2002                                                          49,885,625
        172,465,967 Short-term investments held as collateral for
                    loaned securities with yields ranging
                    from 1.78% to 2.625% and due dates ranging
                    from January 2, 2002 to February 28, 2002 (d)                                       172,243,524
         40,009,000 Interest in $600,0100,000 joint tri-party repurchase agreement dated December 31, 2001 with
                    Goldman Sachs & Co. due January 2, 2002 with
                    respect to various U.S. Government obligations --
                    maturity value of $40,012,979 for an effective
                    yield of 1.79%                                                                       40,009,000
         61,142,000 Interest in $221,765,000 joint repurchase
                    agreement dated December 31, 2001 with
                    Lehman Brothers, Inc. due January 2, 2002 with
                    respect to various U.S. Government obligations --
                    maturity value of $61,148,012 for an effective
                    yield of 1.77%                                                                       61,142,000
                                                                                                    ---------------
                    Total Short-Term Investments (cost $540,278,379                                 $   540,278,379
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $11,831,171,550) (b)                                    $11,653,064,919
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $11,419,144,315.

  (b) The aggregate identified cost on a tax basis is $12,041,345,289, resulting in gross unrealized appreciation and depreciation of $880,197,541 and $1,268,477,911, respectively, or net unrealized depreciation of $388,280,370.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary
      Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at December 31, 2001 (as a percentage of net assets):

          Pharmaceuticals          12.8%
          Telecommunications       12.0

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $165,352,866
of securities on loan (identified cost $11,831,171,550) (Note 1)           $ 11,653,064,919
-------------------------------------------------------------------------------------------
Cash                                                                                 75,835
-------------------------------------------------------------------------------------------
Foreign cash (cost $2,892,625)                                                    2,688,557
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        18,373,307
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           49,559,321
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   24,069,339
-------------------------------------------------------------------------------------------
Total assets                                                                 11,747,831,278

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 28,839,992
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       96,484,605
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     16,842,191
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        6,979,641
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       166,929
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         14,830
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            6,817,004
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              172,243,524
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              298,247
-------------------------------------------------------------------------------------------
Total liabilities                                                               328,686,963
-------------------------------------------------------------------------------------------
Net assets                                                                  $11,419,144,315

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $13,028,586,631
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (78,110,364)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions  (Note 1)                                      (1,351,931,406)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                          (179,400,546)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $11,419,144,315

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,518,858,595 divided by 328,830,506 shares)                                       $19.82
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.82)*                              $21.03
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,580,279,804 divided by 133,965,608 shares)**                                     $19.26
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($588,480,559 divided by 30,093,653 shares)**                                        $19.55
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($268,143,782 divided by 13,698,494, shares)                                         $19.57
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.57)*                              $20.28
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,463,381,575 divided by 73,348,782 shares)                                        $19.95
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended December 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $7,915,178)                                  $  63,708,374
-------------------------------------------------------------------------------------------
Interest                                                                         10,223,511
-------------------------------------------------------------------------------------------
Securities lending                                                                  985,189
-------------------------------------------------------------------------------------------
Total investment income                                                          74,917,074

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 34,219,087
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   13,058,193
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    38,996
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     29,422
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             8,089,146
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            13,356,897
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             2,960,492
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,026,527
-------------------------------------------------------------------------------------------
Other                                                                             2,921,673
-------------------------------------------------------------------------------------------
Total expenses                                                                   75,700,433
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (2,175,901)
-------------------------------------------------------------------------------------------
Net expenses                                                                     73,524,532
-------------------------------------------------------------------------------------------
Net investment income                                                             1,392,542
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (526,459,894)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                103,756
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (163,080)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                372,098
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (280,226,185)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (806,373,305)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(804,980,763)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      December 31          June 30
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $    1,392,542   $   49,561,305
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                (526,519,218)    (856,852,537)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                     (279,854,087)  (2,383,528,011)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (804,980,763)  (3,190,819,243)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --     (103,610,364)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (25,832,398)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (6,477,132)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (3,093,332)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --      (19,362,002)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --     (475,932,882)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (239,147,131)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --      (41,027,305)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --      (22,792,689)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --      (76,651,468)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (200,239)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (100,616)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (17,261)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --           (9,590)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (32,250)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     151,702,814    3,810,979,529
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (653,277,949)    (394,126,373)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                12,072,422,264   12,466,548,637
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distributions in excess of net investment
income of $78,110,364 and $79,502,906, respectively)              $11,419,144,315  $12,072,422,264
--------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.24       $29.92       $21.64       $20.00       $17.58       $14.25
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .02          .16          .54          .07          .20          .15
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.44)       (6.64)        8.87         2.14         3.26         3.39
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.42)       (6.48)        9.41         2.21         3.46         3.54
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.39)        (.34)        (.21)        (.25)        (.15)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.81)        (.79)        (.36)        (.79)        (.06)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.20)       (1.13)        (.57)       (1.04)        (.21)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.82       $21.24       $29.92       $21.64       $20.00       $17.58
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.69)*     (22.43)       44.03        11.57        20.73        25.13
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $6,518,859   $6,896,924   $7,040,669   $2,928,662   $1,827,331     $728,849
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .58*        1.13         1.14         1.27         1.36         1.59
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .11*         .63         2.01          .38         1.07          .98
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.49*       73.80        99.53        97.24        93.53        86.40
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $20.72       $29.23       $21.20       $19.63       $17.32       $14.10
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.05)        (.04)         .35         (.07)         .06          .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.41)       (6.46)        8.67         2.10         3.21         3.34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.46)       (6.50)        9.02         2.03         3.27         3.37
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.20)        (.20)        (.10)        (.17)        (.09)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.81)        (.79)        (.36)        (.79)        (.06)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.01)        (.99)        (.46)        (.96)        (.15)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.26       $20.72       $29.23       $21.20       $19.63       $17.32
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (7.05)*     (23.00)       43.00        10.75        19.87        24.09
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,580,280   $2,983,524   $3,591,546   $1,821,024   $1,226,917     $472,663
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .95*        1.88         1.89         2.02         2.11         2.34
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.26)*       (.16)        1.26         (.38)         .31          .18
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.49*       73.80        99.53        97.24        93.53        86.40
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                           December 31  Year ended  July 26, 1999+
operating performance               (Unaudited)    June 30     to June 30
---------------------------------------------------------------------------
                                        2001         2001         2000
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.03       $29.74       $21.87
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)         (.05)        (.02)         .32
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.43)       (6.59)        8.66
---------------------------------------------------------------------------
Total from
investment operations                  (1.48)       (6.61)        8.98
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --         (.29)        (.32)
---------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.81)        (.79)
---------------------------------------------------------------------------
From return
of capital                                --           --(d)        --
---------------------------------------------------------------------------
Total distributions                       --        (2.10)       (1.11)
---------------------------------------------------------------------------
Net asset value,
end of period                         $19.55       $21.03       $29.74
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (7.04)*     (23.01)       41.54*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $588,481     $637,547     $439,522
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .95*        1.88         1.76*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.26)*       (.07)        1.12*
---------------------------------------------------------------------------
Portfolio turnover (%)                 21.49*       73.80        99.53
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.04       $29.61       $21.45       $19.85       $17.48       $14.22
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.03)         .03          .40         (.02)         .10          .07
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.44)       (6.54)        8.79         2.11         3.26         3.36
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.47)       (6.51)        9.19         2.09         3.36         3.43
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.25)        (.24)        (.13)        (.20)        (.11)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.81)        (.79)        (.36)        (.79)        (.06)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.06)       (1.03)        (.49)        (.99)        (.17)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.57       $21.04       $29.61       $21.45       $19.85       $17.48
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (6.99)*     (22.75)       43.32        10.97        20.18        24.40
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $268,144     $302,838     $367,638     $208,064     $140,202      $58,471
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .83*        1.63         1.64         1.77         1.86         2.09
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.14)*        .11         1.51         (.12)         .54          .44
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.49*       73.80        99.53        97.24        93.53        86.40
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                        For the period
Per-share                           December 31                                                     July 12, 1996+
operating performance               (Unaudited)                  Year ended June 30                   to June 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $21.35       $30.07       $21.72       $20.05       $17.60       $13.88
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .04          .23          .61          .14          .22          .20
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.44)       (6.69)        8.92         2.13         3.30         3.75
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.40)       (6.46)        9.53         2.27         3.52         3.95
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --         (.45)        (.39)        (.24)        (.28)        (.17)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.81)        (.79)        (.36)        (.79)        (.06)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.26)       (1.18)        (.60)       (1.07)        (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.95       $21.35       $30.07       $21.72       $20.05       $17.60
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                (6.56)*     (22.25)       44.43        11.83        21.08        25.44*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,463,382   $1,251,589   $1,027,174     $255,867     $151,139      $96,375
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .45*         .88          .89         1.02         1.11         1.30*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .23*         .92         2.26          .70         1.22         1.26*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 21.49*       73.80        99.53        97.24        93.53        86.40
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside the United States.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2001, the value of securities loaned amounted to $165,352,866. The fund received cash collateral of $172,243,524 which is pooled with collateral of other Putnam funds into 50 issuers of high grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At June 30, 2001, the fund had a capital loss carryover of approximately $14,121,000 available to offset future net capital gain, if any, which will expire on June 30, 2009.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of then next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended December 31, 2001, the fund's expenses were reduced by $2,175,901 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $5,118 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $451,559 and $14,171 from the sale of class A and class M shares, respectively, and received $2,647,008 and $84,829 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended December 31, 2001, Putnam Retail Management, acting as underwriter received $11,841 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended December 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,975,693,178 and $2,321,417,017, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                               Contract            Premiums
                                               Amounts             Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                $--                  $--
---------------------------------------------------------------------------
Options opened                             EUR  341,500             103,756
---------------------------------------------------------------------------
Options expired                            EUR (341,500)           (103,765)
---------------------------------------------------------------------------
Options closed                                      --                  --
---------------------------------------------------------------------------
Written options
outstanding at end
of period                                          $--                  $--
---------------------------------------------------------------------------

Note 4
Capital shares

At December 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended December 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                109,814,271     $ 2,141,446,002
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                           109,814,271       2,141,446,002

Shares
repurchased                               (105,632,774)     (2,065,933,541)
---------------------------------------------------------------------------
Net increase                                 4,181,497     $    75,512,461
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                242,760,735     $ 6,034,351,621
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               22,566,086         535,042,032
---------------------------------------------------------------------------
                                           265,326,821       6,569,393,653

Shares
repurchased                               (175,959,145)     (4,354,013,680)
---------------------------------------------------------------------------
Net increase                                89,367,676     $ 2,215,379,973
---------------------------------------------------------------------------

                                        Six months ended December 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,568,416       $ 220,827,292
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            11,568,416         220,827,292

Shares
repurchased                                (21,614,498)       (407,874,441)
---------------------------------------------------------------------------
Net decrease                               (10,046,082)      $(187,047,149)
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,129,258      $  948,581,128
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,658,020         224,162,622
---------------------------------------------------------------------------
                                            47,787,278       1,172,743,750

Shares
repurchased                                (26,665,783)       (632,943,553)
---------------------------------------------------------------------------
Net increase                                21,121,495      $  539,800,197
---------------------------------------------------------------------------

                                        Six months ended December 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,037,993       $ 174,492,862
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,037,993         174,492,862

Shares
repurchased                                 (9,254,605)       (178,561,347)
---------------------------------------------------------------------------
Net decrease                                  (216,612)      $  (4,068,485)
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,097,920       $ 623,429,549
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,553,144          36,607,684
---------------------------------------------------------------------------
                                            26,651,064         660,037,233

Shares
repurchased                                (11,117,393)       (264,118,539)
---------------------------------------------------------------------------
Net increase                                15,533,671       $ 395,918,694
---------------------------------------------------------------------------

                                        Six months ended December 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,080,900        $ 78,111,314
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             4,080,900          78,111,314

Shares
repurchased                                 (4,777,922)        (91,654,802)
---------------------------------------------------------------------------
Net decrease                                  (697,022)       $(13,543,488)
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,537,795       $ 159,392,202
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,037,576          24,414,195
---------------------------------------------------------------------------
                                             7,575,371         183,806,397

Shares
repurchased                                 (5,596,657)       (136,056,556)
---------------------------------------------------------------------------
Net increase                                 1,978,714       $  47,749,841
---------------------------------------------------------------------------

                                        Six months ended December 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,092,473       $ 876,498,843
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            45,092,473         876,498,843

Shares
repurchased                                (30,359,326)       (595,649,368)
---------------------------------------------------------------------------
Net increase                                14,733,147       $ 280,849,475
---------------------------------------------------------------------------

                                                  Year ended June 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,746,103      $1,352,060,244
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,035,534          96,069,232
---------------------------------------------------------------------------
                                            58,781,637       1,448,129,476

Shares
repurchased                                (34,329,438)       (835,998,652)
---------------------------------------------------------------------------
Net increase                                24,452,199      $  612,130,824
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA009-79228  841/524/891/2BA  2/02


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to semiannual Report dated 12/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 12/31/01

                                                        NAV
6 months                                               -6.56%
1 year                                                -19.56
5 years                                                66.26
Annual average                                         10.70
10 years                                              206.20
Annual average                                         11.84
Life of fund (since class A inception, 2/28/91)       215.33
Annual average                                         11.18

Share value:                                            NAV
6/30/01                                               $21.35
12/31/01                                              $19.95
----------------------------------------------------------------------------
Distributions:     No.     Income     Capital gains     Total
                   --        --            --             --
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.